Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2014
Prospectus and Statement of Additional Information

The Board of Trustees has approved, subject to shareholder approval and regulatory review, proposals to modify Cash Portfolio's investment strategies so that the fund may operate as a government money market fund.  These proposals include modifications to Cash Portfolio's fundamental concentration policy so that it would be prohibited from investing more than 25% of its total assets in the financial services industry and revisions to the fund's other fundamental investment policies that are consistent with the fund operating as a government money market fund. A meeting of shareholders of Cash Portfolio will be held on October 22, 2015, to vote on these proposals. If approved by shareholders, Cash Portfolio will make other changes necessary to operate as a government money market fund, including adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), and changing its name to "Government Portfolio." If approved, Cash Portfolio currently anticipates that these changes will take effect in the first quarter of 2016.

Shareholders should read the proxy statement, which contains important information relating to the proposals, when it becomes available. For a free copy of the proxy statement, please contact Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Kevin Gaffney has been named the sole portfolio manager of Term Portfolio.

The following information replaces similar information for Term Portfolio found in the "Fund Summary" section of the Prospectus under the heading "Portfolio Manager(s)" on page 8.

Kevin Gaffney (portfolio manager) has managed the fund since January 2015.

The following information replaces the biographical information for Tim Huyck found in the "Fund Management" section of the Prospectus on page 23.

Kevin Gaffney is portfolio manager of Term Portfolio, which he has managed since January 2015. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Gaffney has worked as a custody analyst, custody operations manager, trader, and portfolio manager.

The following information replaces similar information found in the "Management Contracts" section of the Statement of Additional Information beginning on page 32.

Kevin Gaffney is portfolio manager of Term Portfolio and does not receive compensation for his services to this fund. As of January 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured within a custom peer group assigned to each fund or account, and (ii) the investment performance of FMR taxable money market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a custom peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

NC-15-03  May 1, 2015
1.710543.129

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Gaffney as of January 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 262,930	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Term Portfolio ($1,452 (in millions) assets managed).

As of January 31, 2015, the dollar range of shares of Term Portfolio beneficially owned by Mr. Gaffney was none.

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2014
Prospectus

The Board of Trustees has approved, subject to shareholder approval and regulatory review, proposals to modify Cash Portfolio's investment strategies so that the fund may operate as a government money market fund.  These proposals include modifications to Cash Portfolio's fundamental concentration policy so that it would be prohibited from investing more than 25% of its total assets in the financial services industry and revisions to the fund's other fundamental investment policies that are consistent with the fund operating as a government money market fund. A meeting of shareholders of Cash Portfolio will be held on October 22, 2015, to vote on these proposals. If approved by shareholders, Cash Portfolio will make other changes necessary to operate as a government money market fund, including adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), and changing its name to "Government Portfolio." If approved, Cash Portfolio currently anticipates that these changes will take effect in the first quarter of 2016.

Shareholders should read the proxy statement, which contains important information relating to the proposals, when it becomes available. For a free copy of the proxy statement, please contact Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

The following information replaces similar information for Term Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Kevin Gaffney (portfolio manager) has managed the fund since January 2015.

The following information replaces the biographical information for Tim Huyck found in the "Fund Management" section on page 23.

Kevin Gaffney is portfolio manager of Term Portfolio, which he has managed since January 2015. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Gaffney has worked as a custody analyst, custody operations manager, trader, and portfolio manager.

NCX-15-02  May 1, 2015
1.923919.108

Supplement to the

Cash Portfolio (NCCTX) and Term Portfolio (XAOHX)
Funds of The North Carolina Capital Management Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

Kevin Gaffney has been named the sole portfolio manager of Term Portfolio.

The following information replaces similar information found in the "Management Contracts" section beginning on page 32.

Kevin Gaffney is portfolio manager of Term Portfolio and does not receive compensation for his services to this fund. As of January 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured within a custom peer group assigned to each fund or account, and (ii) the investment performance of FMR taxable money market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a custom peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

NCXB-15-02  May 1, 2015
1.923920.106

The following table provides information relating to other accounts managed by Mr. Gaffney as of January 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 262,930	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Term Portfolio ($1,452 (in millions) assets managed).

As of January 31, 2015, the dollar range of shares of Term Portfolio beneficially owned by Mr. Gaffney was none.